Related Parties	2 Months Ended
Dec. 31, 2020
Related Parties
Related Parties

Note 5 — Related Parties

Founder Shares

During the period ended December 31, 2020, the Sponsor purchased 2,875,000 shares (the “Founder Shares”) of the Company’s  Class B common stock for an aggregate price of $25,000. On January 22, 2021, the Company effected a stock dividend of 11,500,000 shares with respect to the Founder Shares and on March 18, 2021, the Company effected a stock dividend of 2,875,000 shares with respect to the Founder Shares, resulting in an aggregate of 17,250,000 Founder Shares issued and outstanding. All share and per-share amounts have been retroactively restated to reflect the stock dividends. In January 2021, the Sponsor transferred 25,000 Founder Shares to each of the Company’s then-director nominees, for a total of 75,000 Founder Shares transferred. The Founder Shares include an aggregate of up to 2,250,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares will equal, on an as-converted basis, 20% of the Company’s issued and outstanding common stock after the Proposed Public Offering.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property.

Administrative Support Agreement

The Company intends to enter into an agreement, commencing on the effective date of the Proposed Public Offering through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and administrative and support services.

Promissory Note — Related Party

On November 18, 2020, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) September 30, 2021 and (ii) the consummation of the Proposed Public Offering. As of December 31, 2020, there were no borrowings under the Promissory Note.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Company will enter into a loan agreement with the Sponsor prior to the consummation of the Proposed Public Offering that will provide for borrowings of up to $2,000,000 (the “Sponsor Loan”). The Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (together with the Sponsor Loan, the “Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $2,000,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2020, the Company had no outstanding borrowings under the Working Capital Loans.